OTHER LONG-TERM OBLIGATIONS (Details 1) (CAD) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended	9 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2012 Predecessor [Member]
Balance, beginning of period	6.2	6.1	8.5
Liabilities settled	(0.1)	(0.3)	0
Liabilities derecognized	0	0	(2.3)
Accretion expense	0	0.2	0
Balance, end of period	6.1	6.0	6.2